FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Currency Sensitivity Analysis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (in percent)	10.00%
Emission rights
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial assets (liabilities)	$ 0
Derivative notional amount		(2)
Currency risk | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	89
10% increase, trade payables	573
10% decrease, trade receivables	(89)
10% decrease, trade payables	(573)
Currency risk | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	84
10% increase, trade payables	70
10% decrease, trade receivables	(84)
10% decrease, trade payables	(70)
Currency risk | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	19
10% increase, trade payables	47
10% decrease, trade receivables	(19)
10% decrease, trade payables	(47)
Currency risk | MAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	19
10% increase, trade payables	28
10% decrease, trade receivables	(19)
10% decrease, trade payables	(28)
Currency risk | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	9
10% increase, trade payables	39
10% decrease, trade receivables	(9)
10% decrease, trade payables	(39)
Currency risk | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	8
10% increase, trade payables	37
10% decrease, trade receivables	(8)
10% decrease, trade payables	(37)
Currency risk | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	7
10% increase, trade payables	7
10% decrease, trade receivables	(7)
10% decrease, trade payables	(7)
Currency risk | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	6
10% increase, trade payables	8
10% decrease, trade receivables	(6)
10% decrease, trade payables	(8)
Currency risk | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	3
10% increase, trade payables	11
10% decrease, trade receivables	(3)
10% decrease, trade payables	(11)
Currency risk | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	1
10% increase, trade payables	9
10% decrease, trade receivables	(1)
10% decrease, trade payables	(9)
Currency risk | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	13,008
Currency risk | Trade payables | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,559
Currency risk | Trade payables | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,730
Currency risk | Trade payables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	701
Currency risk | Trade payables | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	473
Currency risk | Trade payables | MAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	277
Currency risk | Trade payables | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	387
Currency risk | Trade payables | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	371
Currency risk | Trade payables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	68
Currency risk | Trade payables | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	76
Currency risk | Trade payables | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	108
Currency risk | Trade payables | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	86
Currency risk | Trade payables | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	172
Currency risk | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,476
Currency risk | Trade receivables | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	934
Currency risk | Trade receivables | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	887
Currency risk | Trade receivables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	837
Currency risk | Trade receivables | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	189
Currency risk | Trade receivables | MAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	189
Currency risk | Trade receivables | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	89
Currency risk | Trade receivables | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	77
Currency risk | Trade receivables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	74
Currency risk | Trade receivables | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	60
Currency risk | Trade receivables | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	27
Currency risk | Trade receivables | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	12
Currency risk | Trade receivables | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 101